Taxes and similar charges payable other than income tax (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Taxes and Similar Charges Payable Other than Income Tax

	December 31, 2021	December 31, 2020
VAT payable	7,252	4,705
Payroll taxes	1,948	4,180
Property tax	207	614
Mineral extraction tax	170	280
Land tax	123	323
Land lease	87	591
Other	179	276

Total	9,966	10,969